UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21364

                          SCHRODER GLOBAL SERIES TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                          Schroder Global Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


   Shares                                                              Value $
   ------                                                              -------

            COMMON STOCK - 98.9%

            BERMUDA  - 1.4%
            BUSINESS SERVICES & COMPUTER SERVICES - 0.1%
   68,400   Accenture Limited Class A (1)                             1,712,736
                                                                    -----------
            DIVERSIFIED INDUSTRIAL - 0.3%
  130,655   Tyco International                                        3,981,058
                                                                    -----------
            ELECTRONICS & INSTRUMENT/CONTROL EQUIPMENT - 0.1%
   24,000   Marvel Technology Group (1)                               1,048,560
                                                                    -----------
            INTERNATIONAL OIL, CRUDE & PETROLEUM PRODUCTS - 0.2%
   27,600   Nabors Industries (1)                                     1,806,420
                                                                    -----------
            MULTI-LINE PROPERTY & CASUALTY INSURANCE - 0.7%
   66,400   ACE                                                       3,068,344
   15,318   Arch Capital Group (1)                                      704,628
   28,700   Axis Capital Holdings                                       826,560
   21,900   Everest Re Group                                          2,133,060
      522   Montpelier Re Holdings                                       18,750
   13,886   PartnerRe                                                   900,090
    1,931   Platinum Underwriters Holdings                               66,948
                                                                    -----------
                                                                      7,718,380
                                                                    -----------
            Total Bermuda                                            16,267,154
                                                                    -----------

            CANADA  - 4.9%
            AUTO COMPONENTS - 0.1%
   14,451   Magna International Class A                               1,111,861
                                                                    -----------
            BEVERAGE & TOBACCO - 0.0%
    8,300   Rothmans (1)                                                172,210
                                                                    -----------
            BUSINESS SERVICES & COMPUTER SERVICES - 0.0%
    2,374   CGI Group (1)                                                14,253
    5,900   Cognos (1)                                                  229,889
                                                                    -----------
                                                                        244,142
                                                                    -----------
            CHEMICALS - 0.1%
   19,831   Methanex (1)                                                322,363
   17,900   Nova Chemicals (1)                                          627,860
                                                                    -----------
                                                                        950,223
                                                                    -----------


   Shares                                                              Value $
   ------                                                              -------

            CANADA - (CONTINUED)
            COMMERCIAL & OTHER BANKS - 1.4%
   16,500   Bank of Montreal (1)                                        823,517
   99,400   Bank of Nova Scotia                                       3,389,928
   58,843   Canadian Imperial Bank of                                 3,845,800
              Commerce
   69,300   National Bank of Canada (1)                               3,243,661
   58,500   Royal Bank of Canada                                      3,698,661
   21,400   Toronto-Dominion Bank                                       977,177
                                                                    -----------
                                                                     15,978,744
                                                                    -----------
            COMPUTERS/TELECOMMUNICATIONS & OFFICE
            EQUIPMENT - 0.1%
  198,133   Nortel Networks (1)                                         521,147
    6,200   Research In Motion (1)                                      438,487
   21,200   Telesystem International Wireless (1)                       335,439
                                                                    -----------
                                                                      1,295,073
                                                                    -----------
            DIVERSIFIED CONSUMER GOODS/SERVICES - 0.0%
    6,600   Cinram International (1)                                    125,078
                                                                    -----------
            ELECTRIC, GAS UTILITIES & TELEPHONE - 0.3%
      554   Atco Class I (1)                                             34,959
   72,816   BCE                                                       1,763,596
   18,314   Enbridge (1)                                                528,087
   11,428   Manitoba Telecom Services (1)                               436,508
   28,900   TELUS (1)                                                 1,031,637
                                                                    -----------
                                                                      3,794,787
                                                                    -----------
            ELECTRONICS & INSTRUMENT/CONTROL EQUIPMENT - 0.0%
   31,800   ATI Technologies (1)                                        400,552
                                                                    -----------
            FINANCIAL INSTITUTION & SERVICES - 0.6%
   47,000   CI Fund Management (1)                                      761,706
    4,100   Laurentian Bank of Canada (1)                                91,264
  102,300   Manulife Financial (1)                                    5,135,055
   34,639   Power Corp. of Canada (1)                                   932,327
                                                                    -----------
                                                                      6,920,352
                                                                    -----------
            FOOD & GROCERY PRODUCTS - 0.1%
   13,500   George Weston (1)                                         1,170,029
                                                                    -----------
            FORESTRY & PAPER PRODUCTS - 0.0%
   20,000   Norbord (1)                                                 169,090
                                                                    -----------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


   Shares                                                              Value $
   ------                                                              -------

            CANADA - (CONTINUED)
            HEALTH & PERSONAL CARE - 0.0%
      100   Axcan Pharma (1)                                              1,524
      637   Extendicare Class A (1)                                       9,377
                                                                    -----------
                                                                         10,901
                                                                    -----------
            INSURANCE - 0.1%
   24,200   Great-West Lifeco                                           592,843
                                                                    -----------
            INTERNATIONAL OIL, CRUDE & PETROLEUM PRODUCTS - 0.7%
      487   Advantage Energy Income Fund (1)                              7,252
   28,000   Encana (1)                                                1,154,354
   37,200   Husky Energy                                              1,606,875
   57,600   Penn West Energy Trust (1)                                1,458,585
   46,758   Petro-Canada                                              3,362,283
    6,600   PetroKazakhstan Class A (1)                                 278,998
   16,200   Precision Drilling (1)                                      685,741
                                                                    -----------
                                                                      8,554,088
                                                                    -----------
            MEDIA - 0.4%
    4,100   Quebecor Class B (1)                                        103,756
   74,700   Rogers Communications Class B (1)                         2,761,130
   42,200   Thomson                                                   1,476,414
    9,300   Torstar Class B                                             185,286
      955   Transcontinental Class A (1)                                 20,992
   23,700   Yellow Pages Income Fund (1)                                303,365
                                                                    -----------
                                                                      4,850,943
                                                                    -----------
            MINING, METALS & MINERALS - 0.6%
   17,100   Dofasco (1)                                                 571,304
   52,000   Inco (1)                                                  2,140,827
    9,600   IPSCO (1)                                                   517,092
  119,100   Noranda (1)                                               2,456,523
    1,315   Sherritt International (1)                                   11,536
   39,600   Teck Cominco Class B (1)                                  1,514,517
                                                                    -----------
                                                                      7,211,799
                                                                    -----------
            REAL ESTATE - 0.0%
    1,052   RioCan REIT (1)                                              18,390
                                                                    -----------
            RETAIL TRADE - 0.2%
   26,777   Canadian Tire Class A (1)                                 1,276,512
   23,400   Loblaw (1)                                                1,312,785


   Shares                                                              Value $
   ------                                                              -------

            CANADA - (CONTINUED)
            RETAIL TRADE - (CONTINUED)
    7,700   Metro Class A (1)                                           194,922
    5,600   RONA (1)                                                    111,387
                                                                    -----------
                                                                      2,895,606
                                                                    -----------
            TRANSPORTATION & STORAGE - 0.2%
   29,700   Canadian National Railway (1)                             1,968,759
                                                                    -----------
            Total Canada                                             58,435,470
                                                                    -----------

            CAYMAN ISLANDS - 0.5%
            AEROSPACE & DEFENSE - 0.1%
   30,700   Garmin                                                    1,685,123
                                                                    -----------
            COMPUTERS/TELECOMMUNICATIONS & OFFICE
            EQUIPMENT - 0.1%
   48,953   Seagate Technology (1)                                      948,220
                                                                    -----------
            MULTI-LINE PROPERTY & CASUALTY INSURANCE - 0.3%
   43,278   XL Capital Class A                                        3,108,226
                                                                    -----------
            Total Cayman Islands                                      5,741,569
                                                                    -----------

            ISRAEL  - 0.1%
            BUSINESS SERVICES & COMPUTER SERVICES - 0.1%
   49,261   Check Point Software
              Technologies (1)                                        1,109,850
                                                                    -----------
            COMPUTERS/TELECOMMUNICATIONS & OFFICE
            EQUIPMENT - 0.0%
   36,284   Alvarion (1)                                                345,424
                                                                    -----------
            Total Israel                                              1,455,274
                                                                    -----------

            SINGAPORE - 0.0%
            ELECTRONICS & INSTRUMENT/CONTROL EQUIPMENT - 0.0%
   23,900   Flextronics International (1)                               323,606
                                                                    -----------

            SWEDEN  - 0.1%
            AUTO COMPONENTS - 0.1%
   16,000   Autoliv                                                     712,800
                                                                    -----------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


   Shares                                                              Value $
   ------                                                              -------

            SWITZERLAND - 0.2%
            HEALTH & PERSONAL CARE - 0.2%
   15,900   Alcon (1)                                                 1,821,345
                                                                    -----------

            UNITED KINGDOM - 0.1%
            INSURANCE-LIFE & AGENTS/BROKERS - 0.1%
   30,600   Willis Group Holdings                                     1,014,696
                                                                    -----------

            UNITED STATES - 91.6%
            AEROSPACE & DEFENSE - 1.8%
   11,145   Alliant Techsystems (1)                                     813,585
   32,400   Boeing                                                    2,138,724
   19,024   General Dynamics                                          2,191,375
   38,558   Honeywell International                                   1,514,558
   25,722   L-3 Communications Holdings                               2,012,232
   21,641   Lockheed Martin                                           1,350,398
    5,600   Moog Class A (1)                                            176,792
   49,570   Northrop Grumman                                          2,748,657
   25,229   Raytheon                                                    992,257
   21,300   Rockwell Collins                                          1,039,440
  136,403   United Technologies                                       6,915,632
                                                                    -----------
                                                                     21,893,650
                                                                    -----------
            AUTO COMPONENTS - 0.2%
   36,836   Johnson Controls                                          2,115,860
    8,900   Lear                                                        380,653
    8,700   Polaris Industries                                          481,110
                                                                    -----------
                                                                      2,977,623
                                                                    -----------
            AUTOMOBILES - 0.7%
    7,600   American Axle & Manufacturing
              Holdings                                                  209,380
   13,400   Copart (1)                                                  327,764
    4,500   Dollar Thrifty Automotive Group (1)                         140,850
  159,700   Ford Motor                                                1,715,178
   52,560   General Motors                                            1,935,259
   41,438   Harley-Davidson                                           2,204,088
   23,500   Paccar                                                    1,697,170
                                                                    -----------
                                                                      8,229,689
                                                                    -----------
            BEVERAGE & TOBACCO - 2.8%
  139,285   Altria Group                                              9,326,524
   70,904   Anheuser-Busch                                            3,144,592


   Shares                                                              Value $
   ------                                                              -------

            UNITED STATES - (CONTINUED)
            BEVERAGE & TOBACCO - (CONTINUED)
  192,065   Coca-Cola                                                 8,404,764
   62,754   Coca-Cola Enterprises                                     1,474,719
   21,700   Pepsi Bottling Group                                        632,772
  152,347   PepsiCo                                                   8,307,482
   15,900   Reynolds American                                         1,324,629
                                                                    -----------
                                                                     32,615,482
                                                                    -----------
            BUILDING & CONSTRUCTION - 1.0%
   21,365   Centex                                                    1,580,583
   56,333   DR Horton                                                 2,314,159
    2,500   ElkCorp                                                      83,250
   27,451   Lennar Class A                                            1,846,629
    4,000   M/I Homes                                                   238,480
   87,500   Masco                                                     2,967,125
    1,400   NVR (1)                                                   1,313,200
   12,000   Pulte Homes                                               1,123,440
    2,300   Universal Forest Products                                   114,885
    8,300   USG (1)                                                     405,870
                                                                    -----------
                                                                     11,987,621
                                                                    -----------
            BUSINESS SERVICES & COMPUTER SERVICES - 6.4%
   20,700   Activision (1)                                              421,038
   45,700   Adobe Systems                                             1,354,548
   14,800   Akamai Technologies (1)                                     225,996
    6,300   Altiris (1)                                                  95,193
    7,500   Audible (1)                                                 134,925
   13,600   Avery Dennison                                              770,712
  110,300   BEA Systems (1)                                             999,318
    5,100   Brady Class A                                               174,420
   25,600   Cognizant Technology Solutions (1)                        1,256,448
   15,000   Computer Associates International                           411,750
   39,669   Computer Sciences (1)                                     1,816,047
   38,300   Diebold                                                   1,902,744
    8,800   Digital River (1)                                           351,780
   16,200   DST Systems (1)                                             822,312
   26,200   Earthlink (1)                                               249,686
    9,700   Factset Research Systems                                    355,796
   28,700   Fair Isaac                                                1,079,981
   15,434   Google Class A (1)                                        4,441,288
      582   Harte-Hanks                                                  15,830
  146,278   International Business Machines                          12,208,362


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


   Shares                                                              Value $
   ------                                                              -------

            UNITED STATES - (CONTINUED)
            BUSINESS SERVICES & COMPUTER SERVICES -
            (CONTINUED)
   20,500   Magma Design Automation (1)                                 196,800
    7,300   Manhattan Associates (1)                                    151,110
1,028,952   Microsoft                                                26,351,461
    5,200   MicroStrategy Class A (1)                                   401,180
   13,900   NetFlix (1)                                                 257,984
   10,200   Netgear (1)                                                 211,242
  351,348   Oracle (1)                                                4,771,306
   56,600   Parametric Technology (1)                                   390,540
    9,200   Per-Se Technologies (1)                                     212,244
    5,190   PHH (1)                                                     146,825
   24,900   Pixar (1)                                                 1,070,949
    5,100   Pre-Paid Legal Services                                     240,975
    4,400   ProQuest (1)                                                152,460
   23,100   Quest Software (1)                                          329,175
   23,900   RSA Security (1)                                            309,505
   90,100   Siebel Systems (1)                                          756,840
   29,400   Sungard Data Systems (1)                                  1,055,166
   91,379   Symantec (1)                                              2,007,597
   21,650   Take-Two Interactive Software (1)                           532,806
   28,100   THQ (1)                                                     982,938
   40,100   TIBCO Software (1)                                          308,369
   87,300   Unisys (1)                                                  564,831
    5,100   Valassis Communications (1)                                 201,705
      440   Waste Connections (1)                                        15,840
   60,675   Waste Management                                          1,706,181
   12,300   WebEx Communications (1)                                    351,411
   68,163   Yahoo! (1)                                                2,272,554
   14,200   Zebra Technologies Class A (1)                              553,800
                                                                    -----------
                                                                     75,591,968
                                                                    -----------
            CHEMICALS - 2.0%
   97,442   3M                                                        7,308,150
   10,200   Airgas                                                      300,900
      706   Ashland                                                      43,384
   73,200   Bemis                                                     1,976,400
  120,687   Dow Chemical                                              5,786,941
   25,400   Eastman Chemical                                          1,406,906
   51,347   EI du Pont de Nemours                                     2,191,490
   17,700   Engelhard                                                   507,813
   31,200   International Flavors & Fragrances                        1,183,104
   14,400   Praxair                                                     711,216


   Shares                                                              Value $
   ------                                                              -------

            UNITED STATES - (CONTINUED)
            CHEMICALS - (CONTINUED)
   29,100   Sigma-Aldrich                                             1,867,056
   15,800   Terra Industries (1)                                        132,720
                                                                    -----------
                                                                     23,416,080
                                                                    -----------
            COMMERCIAL & OTHER BANKS - 8.9%
   90,712   AmSouth Bancorp                                           2,531,772
  413,537   Bank of America                                          18,030,213
   78,893   Bank of New York                                          2,428,326
   87,681   BB&T                                                      3,666,819
  513,568   Citigroup                                                22,340,208
   39,479   Comerica                                                  2,412,167
   17,387   Fifth Third Bancorp                                         749,380
      343   First Community Bancshares                                   11,460
   10,000   First Niagara Financial Group                               147,300
    3,204   FNB                                                          63,279
   14,500   Fremont General                                             354,380
   14,000   Independence Community Bank                                 518,140
   14,200   Investors Financial Services                                488,764
  250,326   JPMorgan Chase                                            8,796,456
   84,700   Keycorp                                                   2,900,128
   69,426   PNC Financial Services Group                              3,805,933
    3,800   Provident Bankshares                                        129,200
  102,048   Regions Financial                                         3,432,895
    7,700   South Financial Group                                       222,992
   48,890   SunTrust Banks                                            3,555,281
    3,195   Susquehanna Bancshares                                       85,690
    2,900   Trustmark                                                    82,882
  195,361   U.S. Bancorp                                              5,872,552
  120,577   Wachovia                                                  6,074,669
  119,600   Washington Mutual                                         5,080,608
  188,577   Wells Fargo                                              11,567,313
                                                                    -----------
                                                                    105,348,807
                                                                    -----------
            COMPUTERS/TELECOMMUNICATIONS & OFFICE
            EQUIPMENT - 4.5%
    8,700   Agilent Technologies (1)                                    228,288
   20,890   American Power Conversion                                   587,218
   52,947   Apple Computer (1)                                        2,258,190
   72,200   Avaya (1)                                                   745,826
  511,234   Cisco Systems (1)                                         9,790,131
   87,600   Corning (1)                                               1,668,780
  244,234   Dell (1)                                                  9,884,150


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


   Shares                                                              Value $
   ------                                                              -------

            UNITED STATES - (CONTINUED)
            COMPUTERS/TELECOMMUNICATIONS & OFFICE
            EQUIPMENT - (CONTINUED)
   31,600   Dobson Communications Class A (1)                           222,780
  161,510   EMC (1)                                                   2,211,072
  298,865   Hewlett-Packard                                           7,358,056
   62,294   Juniper Networks (1)                                      1,494,433
   15,019   Lexmark International Class A (1)                           941,691
  508,591   Lucent Technologies (1)                                   1,490,172
  271,676   Motorola                                                  5,754,098
    9,300   Network Appliance (1)                                       237,243
   16,700   Nextel Partners Class A (1)                                 415,830
  120,015   Qualcomm                                                  4,739,392
   20,061   Scientific-Atlanta                                          772,348
   23,719   Storage Technology (1)                                      871,199
    6,400   Telephone & Data Systems (1)                                244,480
   36,200   Western Digital (1)                                         542,638
   57,704   Xerox (1)                                                   762,270
                                                                    -----------
                                                                     53,220,285
                                                                    -----------
            DIVERSIFIED CONSUMER GOODS/SERVICES - 0.5%
  136,800   Archer-Daniels-Midland                                    3,138,192
      693   Central Garden & Pet (1)                                     34,768
   25,021   Fortune Brands                                            2,365,735
                                                                    -----------
                                                                      5,538,695
                                                                    -----------
            DIVERSIFIED INDUSTRIAL MANUFACTURING - 0.2%
    7,900   Blyth                                                       220,252
   28,400   Rockwell Automation                                       1,462,884
    5,400   Watsco                                                      255,744
                                                                    -----------
                                                                      1,938,880
                                                                    -----------
            ELECTRIC, GAS UTILITIES & TELEPHONE - 5.7%
   27,220   Alltel                                                    1,810,130
    4,900   Avista                                                       93,296
  134,416   BellSouth                                                 3,709,882
   40,915   CenturyTel                                                1,406,249
   32,600   Cincinnati Bell (1)                                         148,004
    5,000   Consolidated Edison                                         240,800
   18,200   Constellation Energy Group                                1,095,822
   61,118   Dominion Resources                                        4,514,175
   49,496   Duke Energy                                               1,462,112
   51,233   Edison International                                      2,094,405


   Shares                                                              Value $
   ------                                                              -------

            UNITED STATES - (CONTINUED)
            ELECTRIC, GAS UTILITIES & TELEPHONE - (CONTINUED)
    5,093   Entergy                                                     396,948
   36,503   Exelon                                                    1,953,641
   69,800   FPL Group                                                 3,009,776
   10,100   Great Plains Energy                                         327,846
   55,300   KeySpan                                                   2,250,157
   27,200   Kinder Morgan                                             2,416,992
   35,500   MCI                                                         905,960
  107,800   Nextel Communications Class A (1)                         3,751,440
   29,162   NiSource                                                    708,345
   35,500   Oneok                                                     1,240,725
   65,800   PG&E                                                      2,476,054
   40,400   PPL                                                       2,487,832
   44,677   Progress Energy                                           1,993,041
  186,848   SBC Communications                                        4,568,434
   60,200   Sempra Energy                                             2,558,500
   94,964   Southern                                                  3,322,790
  176,399   Sprint                                                    4,745,133
   42,300   Telephone & Data Systems                                  1,685,655
    4,000   TEPPCO Partners LP                                          167,640
  242,557   Verizon Communications                                    8,302,726
   25,600   Williams                                                    543,744
    3,400   WPS Resources                                               196,384
   50,035   Xcel Energy                                                 971,179
                                                                    -----------
                                                                     67,555,817
                                                                    -----------
            ELECTRICAL EQUIPMENT - 0.1%
   28,826   Amphenol Class A                                          1,283,910
    8,024   Emerson Electric                                            527,979
                                                                    -----------
                                                                      1,811,889
                                                                    -----------
            ELECTRONICS & INSTRUMENT/CONTROL EQUIPMENT - 3.3%
   26,100   Adtran                                                      698,436
   42,900   Altera (1)                                                  938,223
   43,902   Analog Devices                                            1,720,959
  131,849   Applied Materials (1)                                     2,433,933
   27,331   Aspect Communications (1)                                   312,393
   43,000   Broadcom Class A (1)                                      1,839,110
   15,359   Ditech Communications (1)                                   124,254
   13,365   Freescale Semiconductor Class B (1)                         344,149


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


   Shares                                                              Value $
   ------                                                              -------

            UNITED STATES - (CONTINUED)
            ELECTRONICS & INSTRUMENT/CONTROL EQUIPMENT -
            (CONTINUED)
   51,600   Harris                                                    1,912,812
  576,738   Intel                                                    15,652,669
   10,300   Inter-Tel                                                   256,470
   48,090   Linear Technology                                         1,868,777
   53,991   Maxim Integrated Products                                 2,260,603
   27,046   MEMC Electronic Materials (1)                               459,512
   46,200   National Semiconductor                                    1,141,602
   15,219   Pitney Bowes                                                678,463
   27,800   Plantronics                                                 949,648
   31,800   PMC - Sierra (1)                                            312,594
   19,100   Rambus (1)                                                  250,974
   10,700   Tessera Technologies (1)                                    375,784
  101,246   Texas Instruments                                         3,215,573
   42,928   Xilinx                                                    1,217,009
                                                                    -----------
                                                                     38,963,947
                                                                    -----------
            ENGINEERING/R&D SERVICES - 0.1%
   16,900   Fluor                                                     1,078,220
                                                                    -----------
            ENTERTAINMENT, LEISURE & TOYS - 1.8%
    9,600   Ameristar Casinos                                           281,568
    6,900   Applebees International                                     182,919
    5,500   Argosy Gaming (1)                                           257,345
   16,600   Brinker International (1)                                   678,940
   17,300   CBRL Group                                                  677,641
      656   Cedar Fair                                                   21,510
  140,810   Cendant                                                   3,007,702
   42,438   Darden Restaurants                                        1,472,599
   10,384   Discovery Holding Class A (1)                               148,177
   19,100   Harrah's Entertainment                                    1,503,934
    8,100   Macrovision (1)                                             176,823
   92,000   Mattel                                                    1,715,800
  105,326   McDonald's                                                3,283,011
   14,700   Scientific Games Class A (1)                                402,486
   55,200   Starbucks (1)                                             2,900,760
   20,300   Wendy's International                                     1,049,510
   57,262   Yum! Brands                                               2,997,666
                                                                    -----------
                                                                     20,758,391
                                                                    -----------
            FINANCIAL INSTITUTION & SERVICES - 8.8%
    3,900   Accredited Home Lenders Holding (1)                         185,289


   Shares                                                              Value $
   ------                                                              -------

            UNITED STATES - (CONTINUED)
            FINANCIAL INSTITUTION & SERVICES - (CONTINUED)
    7,200   Affiliated Managers Group (1)                               513,360
  154,422   American Express                                          8,493,210
   54,300   Ameritrade Holding (1)                                    1,060,479
   52,748   Annaly Mortgage Management                                  841,331
   29,000   Anworth Mortgage Asset                                      272,600
   62,193   Automatic Data Processing                                 2,761,991
   26,069   Bear Stearns                                              2,661,906
   31,591   Capital One Financial                                     2,606,258
   47,064   CIT Group                                                 2,077,405
   79,396   Countrywide Financial                                     2,858,256
   48,196   Federal National Mortgage
              Association                                             2,692,229
   27,691   First American                                            1,217,019
   91,794   First Data                                                3,776,405
   44,200   Fiserv (1)                                                1,961,154
   68,508   Freddie Mac                                               4,335,186
1,006,450   General Electric                                         34,722,525
   47,479   Goldman Sachs Group                                       5,103,043
   38,000   H&R Block                                                 2,164,480
   25,829   Legg Mason                                                2,638,432
   33,696   Lehman Brothers Holdings                                  3,542,460
  147,746   MBNA                                                      3,717,289
   37,900   Mellon Financial                                          1,154,434
   44,983   Merrill Lynch                                             2,644,101
   30,401   MFA Mortgage Investments                                    211,591
   35,708   Moody's                                                   1,689,345
   70,256   Morgan Stanley                                            3,727,081
   45,188   Providian Financial (1)                                     854,053
   16,700   SEI Investments                                             645,622
   43,045   T Rowe Price Group                                        2,856,036
                                                                    -----------
                                                                    103,984,570
                                                                    -----------
            FOOD & GROCERY PRODUCTS - 1.4%
   47,497   Campbell Soup                                             1,465,282
   61,900   Dean Foods (1)                                            2,209,830
   59,475   General Mills                                             2,819,115
   10,100   JM Smucker                                                  480,457
   49,420   Kellogg                                                   2,239,220
   12,000   Kraft Foods Class A                                         366,600
   85,376   Sara Lee                                                  1,701,544
  119,933   Sysco                                                     4,324,784


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


   Shares                                                              Value $
   ------                                                              -------

            UNITED STATES - (CONTINUED)
            FOOD & GROCERY PRODUCTS - (CONTINUED)
   15,000   Wm. Wrigley Jr.                                           1,067,100
                                                                    -----------
                                                                     16,673,932
                                                                    -----------
            FORESTRY & PAPER PRODUCTS - 0.4%
   26,000   Georgia-Pacific                                             887,900
   58,800   Louisiana-Pacific                                         1,577,016
   25,408   Weyerhaeuser                                              1,752,644
                                                                    -----------
                                                                      4,217,560
                                                                    -----------
            HEALTH & PERSONAL CARE - 14.6%
  177,611   Abbott Laboratories                                       8,282,001
    6,030   Aetna                                                       466,722
    7,103   Affymetrix (1)                                              331,639
   10,400   American Healthways (1)                                     463,528
   24,300   AmerisourceBergen                                         1,744,497
  116,075   Amgen (1)                                                 9,256,981
   23,700   Amylin Pharmaceuticals (1)                                  442,242
   26,440   Applera - Applied Biosystems
              Group                                                     550,481
   94,200   Avon Products                                             3,081,282
   19,100   Barr Pharmaceuticals (1)                                    905,722
   88,613   Baxter International                                      3,479,832
   23,200   Beckman Coulter                                           1,260,688
   49,052   Becton Dickinson                                          2,716,009
   22,020   Biomet                                                      839,623
  180,243   Bristol-Myers Squibb                                      4,502,470
      385   C.R. Bard                                                    25,714
   39,042   Cardinal Health                                           2,326,122
   66,200   Caremark Rx (1)                                           2,951,196
   18,100   Celgene (1)                                                 866,085
    5,700   Charles River Laboratories
              International (1)                                         277,590
   43,500   Clorox                                                    2,429,475
   67,817   Colgate-Palmolive                                         3,590,232
   26,700   Coventry Health Care (1)                                  1,888,491
      273   Dentsply International                                       15,220
    6,600   DJ Orthopedics (1)                                          161,898
   93,974   Eli Lilly                                                 5,292,616
   52,000   Estee Lauder Class A                                      2,035,280
   34,400   Express Scripts (1)                                       1,799,120
   39,008   Genentech (1)                                             3,484,585
   20,600   Genzyme (1)                                               1,532,846


   Shares                                                              Value $
   ------                                                              -------

            UNITED STATES - (CONTINUED)
            HEALTH & PERSONAL CARE - (CONTINUED)
   59,676   Gilead Sciences (1)                                       2,674,081
   47,571   Gillette                                                  2,553,136
   16,941   Guidant                                                   1,165,541
   51,200   HCA                                                       2,521,600
   60,600   Health Management Associates
              Class A                                                 1,442,280
    6,100   HealthExtras (1)                                            121,329
   14,600   Hillenbrand Industries                                      750,586
   26,342   Hospira (1)                                               1,007,581
  300,168   Johnson & Johnson                                        19,198,745
   37,380   Kimberly-Clark                                            2,383,349
   13,700   Kindred Healthcare (1)                                      503,338
    5,400   Kos Pharmaceuticals (1)                                     386,100
    4,600   LabOne (1)                                                  173,098
    8,800   LCA-Vision                                                  403,040
   25,500   Lincare Holdings (1)                                      1,028,670
   22,600   Medco Health Solutions (1)                                1,094,744
  109,187   Medtronic                                                 5,889,547
  179,280   Merck                                                     5,568,437
  753,470   Pfizer                                                   19,966,955
    6,600   PolyMedica                                                  231,792
  265,152   Procter & Gamble                                         14,750,406
   35,188   Quest Diagnostics                                         1,806,552
    4,400   Sierra Health Services (1)                                  296,736
   38,700   St. Jude Medical (1)                                      1,834,767
   38,900   Stryker                                                   2,104,101
  153,085   UnitedHealth Group                                        8,006,345
    5,700   Watts Water Technologies                                    208,050
   17,780   WellPoint (1)                                             1,257,757
  148,333   Wyeth                                                     6,786,235
                                                                    -----------
                                                                    173,115,085
                                                                    -----------
            HOUSEHOLD DURABLES & APPLIANCES - 0.2%
   44,353   Newell Rubbermaid                                         1,103,059
      468   Tupperware                                                    9,982
   10,358   Whirlpool                                                   828,433
                                                                    -----------
                                                                      1,941,474
                                                                    -----------
            INSURANCE-LIFE & AGENTS/BROKERS - 0.8%
    7,800   AmerUs Group                                                402,324
    2,900   Commerce Group                                              180,815
   13,300   Conseco (1)                                                 290,073


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


   Shares                                                              Value $
   ------                                                              -------

            UNITED STATES - (CONTINUED)
            INSURANCE-LIFE & AGENTS/BROKERS - (CONTINUED)
   14,100   Danielson Holdings (1)                                      181,890
   56,600   Fidelity National Financial                               2,230,040
   14,100   Jefferson-Pilot                                             707,397
    9,500   Mercury General                                             548,245
   73,738   Metlife                                                   3,623,485
   11,100   Nationwide Financial Services
              Class A                                                   439,338
    6,100   Prudential Financial                                        408,090
    3,245   Reinsurance Group of America                                136,842
    3,300   Selective Insurance Group                                   164,307
                                                                    -----------
                                                                      9,312,846
                                                                    -----------
            INTERNATIONAL OIL, CRUDE & PETROLEUM PRODUCTS - 9.0%
   23,670   Amerada Hess                                              2,789,746
   38,301   Anadarko Petroleum                                        3,383,893
   13,300   Apache                                                      909,720
   39,515   BJ Services                                               2,410,020
   15,900   Burlington Resources                                      1,019,349
  163,486   ChevronTexaco                                             9,483,823
   44,448   Cimarex Energy (1)                                        1,864,149
  137,233   ConocoPhillips                                            8,589,414
   53,539   Devon Energy                                              3,003,003
   16,300   ENSCO International                                         658,194
  605,663   Exxon Mobil                                              35,582,701
   12,200   FMC Technologies (1)                                        442,250
    9,000   Forest Oil (1)                                              402,840
   27,507   Halliburton                                               1,541,767
   24,000   Houston Exploration (1)                                   1,386,960
   10,080   Kerr-McGee                                                  808,517
   56,651   Marathon Oil                                              3,306,152
   12,400   Maverick Tube (1)                                           411,308
   46,300   Murphy Oil                                                2,455,752
    7,600   National Oilwell Varco (1)                                  397,860
   36,364   Newfield Exploration (1)                                  1,545,106
    9,707   Noble                                                       652,116
   28,300   Noble Energy                                              2,335,033
   40,173   Occidental Petroleum                                      3,305,435
   45,100   Pioneer Natural Resources                                 1,954,183
   35,200   Pogo Producing                                            1,937,056
   72,714   Schlumberger                                              6,089,070
    2,700   SEACOR Holdings (1)                                         178,848


   Shares                                                              Value $
   ------                                                              -------

            UNITED STATES - (CONTINUED)
            INTERNATIONAL OIL, CRUDE & PETROLEUM PRODUCTS
            - (CONTINUED)
   29,800   Smith International                                       2,024,612
    9,200   Spinnaker Exploration (1)                                   361,008
   16,700   Transocean (1)                                              942,381
    7,100   Universal Compression Holdings (1)                          287,905
   35,544   Unocal                                                    2,305,029
   29,890   Weatherford International (1)                             1,891,439
                                                                    -----------
                                                                    106,656,639
                                                                    -----------
            MACHINERY & ENGINEERING SERVICES - 0.9%
    6,338   Briggs & Stratton                                           236,851
   60,154   Caterpillar                                               3,242,902
   11,500   Cummins                                                     982,560
   36,672   Deere                                                     2,696,492
   42,293   Illinois Tool Works                                       3,622,396
                                                                    -----------
                                                                     10,781,201
                                                                    -----------
            MEDIA - 3.4%
    3,823   Advo                                                        134,378
   10,400   Catalina Marketing                                          248,872
   16,691   Clear Channel Communications                                544,794
   43,805   Comcast Class A (1)                                       1,346,128
   70,196   Comcast Special Class A (1)                               2,105,880
    6,000   Entercom Communications (1)                                 190,320
   53,686   EW Scripps Class A                                        2,712,754
   53,966   Gannett                                                   3,937,359
   76,500   Gemstar-TV Guide International (1)                          235,620
   14,700   Gray Television                                             188,895
    8,300   Hearst-Argyle Television                                    208,081
   25,168   IAC/InterActiveCorp (1)                                     671,986
    4,000   John Wiley & Sons                                           171,400
    5,200   Journal Communications                                       83,200
   13,600   Knight-Ridder                                               850,816
    1,805   Lee Enterprises                                              77,272
  103,838   Liberty Media (1)                                           912,736
   86,925   McGraw-Hill                                               3,999,419
   13,285   Mediacom Communications Class A (1)                          92,862
   24,643   New York Times Class A                                      776,747
   95,135   News Class A (1)                                          1,558,311


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


   Shares                                                              Value $
   ------                                                              -------

            UNITED STATES - (CONTINUED)
            MEDIA - (CONTINUED)
   30,726   Omnicom Group                                             2,607,716
   14,900   Reader's Digest Association                                 241,976
  293,240   Time Warner (1)                                           4,990,945
   66,747   Tribune                                                   2,436,266
   34,100   Univision Communications Class A (1)                        964,348
  108,662   Viacom Class B                                            3,639,090
  158,726   Walt Disney                                               4,069,735
                                                                    -----------
                                                                     39,997,906
                                                                    -----------
            MINING, METALS & MINERALS - 0.4%
   13,633   Alcoa                                                       382,406
      856   Commercial Metals                                            24,601
   33,371   Nucor                                                     1,850,422
   16,800   Phelps Dodge                                              1,788,360
    8,800   Reliance Steel & Aluminum                                   411,136
   10,100   Steel Technologies                                          216,443
   15,300   United States Steel                                         652,545
                                                                    -----------
                                                                      5,325,913
                                                                    -----------
            MULTI-LINE PROPERTY & CASUALTY INSURANCE - 3.2%
   40,300   Allstate (1)                                              2,468,778
    5,200   American Financial Group                                    175,968
  270,998   American International Group                             16,314,080
       29   Berkshire Hathaway Class A (1)                            2,421,500
   40,200   Chubb                                                     3,570,564
   44,155   Cincinnati Financial                                      1,820,069
   14,850   HCC Insurance Holdings                                      411,642
   41,717   Progressive                                               4,158,768
    7,000   Protective Life                                             304,920
   96,355   St. Paul Travelers                                        4,241,547
   31,400   WR Berkley                                                1,175,302
    3,900   Zenith National Insurance                                   271,596
                                                                    -----------
                                                                     37,334,734
                                                                    -----------
            REAL ESTATE - 1.0%
    4,600   Bedford Property Investors                                  105,110
    9,700   BioMed Realty Trust (1)                                     246,671
   26,463   Boston Properties                                         2,015,158
    8,800   Brandywine Realty Trust                                     285,120
    4,605   CarrAmerica Realty                                          178,858


   Shares                                                              Value $
   ------                                                              -------

            UNITED STATES - (CONTINUED)
            REAL ESTATE - (CONTINUED)
   18,393   Equity Office Properties Trust                              652,032
    5,200   Forest City Enterprises Class A                             187,148
   31,600   Friedman Billings Ramsey Group
              Class A                                                   444,296
    5,000   Jones Lang LaSalle (1)                                      246,250
   12,700   Liberty Property Trust                                      569,976
    4,019   Prentiss Properties Trust                                   162,649
    7,874   Realty Income                                               196,771
   14,900   Regency Centers                                             919,330
   19,206   Simon Property Group                                      1,531,486
   35,517   St Joe                                                    2,890,729
    9,300   U-Store-It Trust (1)                                        187,395
   15,500   Vornado Realty Trust                                      1,373,920
                                                                    -----------
                                                                     12,192,899
                                                                    -----------
            RETAIL TRADE - 5.6%
   12,600   Abercrombie & Fitch Class A                                 907,830
    6,500   Amazon.com (1)                                              293,605
   21,300   American Eagle Outfitters                                   701,835
   25,600   Barnes & Noble (1)                                        1,050,112
   12,600   Bebe Stores                                                 358,596
       18   Bed Bath & Beyond (1)                                           826
   33,961   Best Buy                                                  2,601,413
   36,083   BJ's Wholesale Club (1)                                   1,150,687
    2,700   Brown Shoe                                                  106,515
    3,200   Burlington Coat Factory
              Warehouse                                                 131,296
   16,400   CDW                                                       1,016,800
   28,400   Chico's FAS (1)                                           1,139,124
   35,200   Circuit City Stores                                         642,400
    4,000   Coldwater Creek (1)                                         110,760
   62,100   Costco Wholesale                                          2,854,737
   15,136   CVS                                                         469,670
   40,200   Dollar General                                              816,864
   41,100   Dollar Tree Stores (1)                                    1,027,089
   55,852   eBay (1)                                                  2,333,497
   33,900   Family Dollar Stores                                        874,620
   26,400   Gap                                                         557,304
    7,100   Genesco (1)                                                 264,617
      100   Hibbett Sporting Goods (1)                                    4,003
  233,899   Home Depot                                               10,176,945
    9,600   Jack in the Box (1)                                         365,280


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


   Shares                                                              Value $
   ------                                                              -------

            UNITED STATES - (CONTINUED)
            RETAIL TRADE - (CONTINUED)
   12,100   Kohl's (1)                                                  681,835
  102,420   Kroger (1)                                                2,033,037
   14,300   Linens 'N Things (1)                                        375,375
    5,600   Lone Star Steakhouse & Saloon                               168,336
    7,900   Longs Drug Stores                                           342,781
   36,046   Lowe's                                                    2,386,966
   21,500   Michaels Stores                                             881,500
   21,800   Navarre (1)                                                 155,434
   14,400   NBTY (1)                                                    348,480
    5,200   Neiman-Marcus Group Class A                                 512,200
   48,500   Nordstrom                                                 1,794,985
   15,600   Outback Steakhouse                                          726,648
    4,900   Oxford Industries                                           230,349
    6,300   Pantry (1)                                                  268,506
   28,300   Payless Shoesource (1)                                      549,586
    3,300   Peet's Coffee & Tea (1)                                     112,893
    8,300   Phillips-Van Heusen                                         281,370
    5,800   Red Robin Gourmet Burgers (1)                               348,232
    9,100   Reebok International                                        384,930
    3,300   Sears Holdings (1)                                          508,959
   10,800   Sports Authority (1)                                        343,440
   20,020   Staples                                                     455,855
  109,111   Target                                                    6,410,271
  248,283   Wal-Mart Stores                                          12,252,766
   36,065   Walgreen                                                  1,726,071
   10,972   Whole Foods Market                                        1,497,788
                                                                 --------------
                                                                     65,735,018
                                                                 --------------
            TEXTILES & WEARING APPAREL - 0.4%
   82,300   Coach (1)                                                 2,889,553
   30,171   Liz Claiborne                                             1,255,415
   12,700   Nike Class B                                              1,064,260
      600   VF                                                           35,424
                                                                 --------------
                                                                      5,244,652
                                                                 --------------
            TRANSPORTATION & STORAGE - 1.5%
    9,200   Alaska Air Group (1)                                        321,816
    3,000   Amerco (1)                                                  173,520
   11,460   FedEx                                                       963,671
    7,700   General Maritime (1)                                        300,223
   37,126   JB Hunt Transport Services                                  728,783
   86,600   Norfolk Southern                                          3,222,386


   Shares                                                              Value $
   ------                                                              -------

            UNITED STATES - (CONTINUED)
            TRANSPORTATION & STORAGE - (CONTINUED)
    8,400   Overnite                                                    362,124
   15,300   Overseas Shipholding Group                                  949,365
   10,700   Skywest                                                     222,025
   42,900   Swift Transportation (1)                                    943,371
   37,407   Union Pacific                                             2,630,086
   88,219   United Parcel Service                                     6,437,341
   13,200   Werner Enterprises                                          250,404
                                                                 --------------
                                                                     17,505,115
                                                                 --------------
            Total United States                                   1,082,946,588
                                                                 --------------
            TOTAL COMMON STOCK
            (Cost $1,078,251,839)                                 1,168,718,502
                                                                 --------------
 Principal
  Amount $
 ---------

            U.S. TREASURY OBLIGATION - 0.6%
7,469,000   U.S. Treasury Bill (2)
              3.069%, 10/13/05                                        7,420,078
                                                                 --------------
            TOTAL U.S. TREASURY
            OBLIGATION
            (Cost $7,422,958)                                         7,420,078
                                                                 --------------

            SHORT-TERM INVESTMENT  - 0.2%
2,427,518   JPMorgan Chase Time Deposit,
              2.81%  (3)                                              2,427,518
                                                                 --------------
            TOTAL SHORT-TERM INVESTMENT
            (Cost $2,427,518)                                         2,427,518
                                                                 --------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


                                                                       Value $
                                                                       -------

            TOTAL INVESTMENTS - 99.7%
            (Cost $1,088,102,315)*                                1,178,566,098
                                                                 --------------
            OTHER ASSETS LESS
            LIABILITIES - 0.3%                                        3,008,238
                                                                 --------------
            TOTAL NET ASSETS - 100.0%                            $1,181,574,336
                                                                 ==============


* At July 31, 2005, the tax basis cost of the Fund's investments was $1,089,938,772, and the unrealized appreciation and depreciation of investments owned by the Fund were $113,404,569 and $(24,777,243), respectively.
(1) Denotes non-income producing security.
(2) The rate shown represents the security's effective yield at time of purchase.
(3) Rate shown is 7-day yield as of July 31, 2005.
LP -- Limited Partnership
REIT -- Real Estate Investment Trust
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance, that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Schroder Global Series Trust


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           ---------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           ---------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: September 23, 2005

By (Signature and Title)*                  /s/ Alan M. Mandel
                                           ---------------------------
                                           Alan M. Mandel
                                           Treasurer and Chief Financial Officer
Date: September 23, 2005

* Print the name and title of each signing officer under his or her signature.